Condensed Statements of Consolidated Comprehensive Income - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net income	$ 380	$ 318	$ 683	$ 741	$ 905	$ 770	$ 713
Other comprehensive income (loss):
Net effects of cash flow hedges (net of tax)	1	1	2	2
Cash flow hedges - derivative value net gain (loss) recognized in net income (net of tax expense (benefit) of $1, $1 and ($5) (Notes 1 and 8)					2	3	(21)
Defined benefit pension plans (Notes 2 and 7)		1	(20)	3	(33)	17	9
Total other comprehensive income (loss)	1	2	(18)	5	(31)	20	(12)
Comprehensive income	$ 381	$ 320	$ 665	$ 746	$ 874	$ 790	$ 701